Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows – operating activities:
Net loss	$ (1,794)	$ (574)	$ (2,242)	$ (5,053)	$ (4,290)
Non-cash items –
Share-based plans expense	208	381	690	725	833
Treasury shares issued for 401(k) contribution	953	862	1,515	1,215	1,233
Depreciation and amortization	883	913	1,861	1,979	2,144
Investment/asset impairment charges, net	34	12	46	112	98
Gain on dispositions, net	(5)	(1)	(2)	(6)	(277)
787 reach-forward loss					3,460
Other charges and credits, net	(34)	30	3	401	360
Changes in assets and liabilities –
Accounts receivable	(522)	(433)	(128)	142	(713)
Unbilled receivables	(1,345)	(721)	321	6	(586)
Advances and progress billings	1,886	2,228	3,365	108	2,505
Inventories	(5,937)	(241)	(1,681)	420	(1,127)
Other current assets	(320)	313	389	(591)	345
Accounts payable	(222)	852	1,672	838	(3,783)
Accrued liabilities	(443)	(399)	779	2,956	(3,687)
Income taxes receivable, payable and deferred	(188)	(424)	44	1,347	733
Other long-term liabilities	(148)	(180)	(313)	(158)	(206)
Pension and other postretirement plans	(491)	(520)	(1,049)	(1,378)	(972)
Financing receivables and operating lease equipment, net	149	419	571	142	210
Other	51	40	119	307	304
Net cash (used)/provided by operating activities	(7,285)	2,557	5,960	3,512	(3,416)
Cash flows – investing activities:
Payments to acquire property, plant and equipment	(971)	(764)	(1,527)	(1,222)	(980)
Proceeds from disposals of property, plant and equipment	30	13	27	35	529
Acquisitions, net of cash acquired	(50)		(70)		(6)
Contributions to investments	(1,617)	(9,496)	(16,448)	(5,051)	(35,713)
Proceeds from investments	3,173	5,567	15,739	10,619	45,489
Supplier notes receivable	(486)	(162)
Purchase of distribution rights	(88)
Other	(17)	4	(158)	(11)	5
Net cash used by investing activities	(26)	(4,838)	(2,437)	4,370	9,324
Cash flows – financing activities:
New borrowings	10,089	38	75	34	9,795
Debt repayments	(4,481)	(5,123)	(5,216)	(1,310)	(15,371)
Stock options exercised		44	45	50	42
Employee taxes on certain share-based payment arrangements	(67)	(48)	(408)	(40)	(66)
Other	(3)	(4)	17
Net cash provided/(used) by financing activities	5,538	(5,093)	(5,487)	(1,266)	(5,600)
Effect of exchange rate changes on cash and cash equivalents	(25)	2	30	(73)	(39)
Net (decrease)/increase in cash & cash equivalents, including restricted	(1,798)	(7,372)	(1,934)	6,543	269
Cash & cash equivalents, including restricted, at beginning of year	12,713	14,647	14,647	8,104	7,835
Cash & cash equivalents, including restricted, at end of period	10,915	7,275	12,713	14,647	8,104
Less restricted cash & cash equivalents, included in Investments	21	21	22	33	52
Cash and cash equivalents at end of period	$ 10,894	$ 7,254	$ 12,691	$ 14,614	$ 8,052